other long-term liabilities (Details) - CAD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
other long-term liabilities
Contract liabilities		$ 78	$ 71
Other		7	10
Deferred revenues		85	81
Pension benefit liabilities		446	490
Other post-employment benefit liabilities		45	47
Restricted stock unit and deferred share unit liabilities		63	68
Derivative liabilities		6	76
Other		78	67
Subtotal		723	829
Deferred customer activation and connection fees		15	18
Other long-term liabilities	$ 700	$ 738	$ 847	$ 736